Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

April 28, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 613 (the “Fund”)

(CIK# 1936080)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trusts of the Fund (each a “Trust” and collectively the “Trusts”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities Exchange Commission (the “Commission”) on March 27, 2023. We received comments from the staff of the Commission (the “Staff”) in a letter from Anu Dubey on April 24, 2023 requesting that we make certain changes to the Registration Statement and provide certain explanations to the Staff. We have addressed those comments herein and the prospectus has been revised in accordance with the comments from the Staff. The following are our responses to the Staff’s comments.

Comment 1. The comment requested that the Trust’s investment objective under “Healthcare Innovations Trust II–Investment Objective” be revised to clarify that total return also includes income. The prospectus has been revised in accordance with the Staff’s comment.

Comment 2. The comment requested that the last sentence of the fourth paragraph on page A-4 under “Healthcare Innovations Trust II–Principal Investment Strategy” be revised to clarify the disclosure stating “[b]oth of these eligibility criteria are subject to a 10% buffer for constituents in the Syntax US Medical Innovation Index prior to reconstitution.” The prospectus has been revised in accordance with the Staff’s comment.

Comment 3. The comment requested that the differences between rebalance and reconstitution of the index be disclosed in the first full paragraph on page A-5 under “Healthcare Innovations Trust II–Principal Investment Strategy”. The prospectus has been revised in accordance with the Staff’s comment.

Comment 4. The comment noted that the third sentence of the first full paragraph on page A-5 under “Healthcare Innovations Trust II–Principal Investment Strategy” states that Syntax US Medical Innovation Index eligibility criteria is determined as of the snapshot date and the staff believes this language suggests that the index’s eligibility criteria can change on each snapshot date. The index eligibility criteria will not change on each snapshot date and, as a result, the disclosure will remain the same as disclosed at the Security Selection Date. The snapshot date is the date when securities are screened for the index eligibility criteria as stated in the prospectus. The implementation then takes place on the reconstitution or rebalance date. The prospectus has been revised to clarify this in accordance with the staff’s comment.

Comment 5. The comment requested that the meaning of, and differences between “entity level” and “listing level” be disclosed in the first full paragraph on page A-5 under “Healthcare Innovations Trust II–Principal Investment Strategy”. The prospectus disclosure has been clarified in accordance with the Staff’s comment.

Comment 6. The comment requested that disclosure be added under “Healthcare Innovations Trust II–Principal Investment Strategy” noting that the Trust is considered to be concentrated in securities issued by companies in the health care sector. The prospectus has been revised in accordance with the Staff’s comment.

Comment 7. The comment requested that disclosure be added under “Technology Revolution Trust II–Principal Investment Strategy” that “(1) the Trust will not invest directly or indirectly (e.g., through bitcoin derivatives) in cryptocurrencies and (2) because the Trust does not invest directly or indirectly in cryptocurrencies, the Trust is not expected to track the price movements of any cryptocurrency.” The prospectus has been revised to add disclosure under “Technology Revolution Trust II–Principal Investment Strategy” that “The trust will not invest in cryptocurrencies directly or through derivatives. Because the trust does not invest directly in cryptocurrencies or cryptocurrency derivatives, the trust is not expected to track the price movements of any cryptocurrency. The trust may invest in securities of companies that have investments in cryptocurrencies directly or through derivatives.”

Comment 8. The comment noted that on page A-11 under “Technology Revolution Trust II–Principal Investment Strategy”, the second sentence of the last paragraph states that the Sponsor defines companies engaged in revolutionary technologies to be companies that are principally engaged in or derive significant revenues from businesses in, among other things, blockchain. The comment requested that the Sponsor provide the Staff with a list of the Trust’s portfolio securities that would be principally engaged in or derive significant revenues from businesses in blockchain. In discussions between the Sponsor and the index provider, Syntax LLC, in connection with this comment, the index provider made the determination that the blockchain segment should be renamed the “cryptocurrency & blockchain” segment along with corresponding clarifications to the segment description. The prospectus has been updated in accordance with these updates to the index segment name and description. Additionally, the anticipated portfolio for the Trust along with the index provider’s categorization of each company by Syntax LLC determined segment is being provided in a separate correspondence filing.

Comment 9. The comment noted that on page A-11 under “Technology Revolution Trust II–Principal Investment Strategy”, the second sentence of the last paragraph states that the Sponsor defines companies engaged in revolutionary technologies to be companies that are principally engaged in or derive significant revenues from businesses in, among other things, “banking, insurance and investment technology”. The staff requested that the term “banking, insurance and investment technology” be replaced with a term that clarifies that this business category does not include banks and insurance companies (e.g., financial investment technology). The Sponsor has determined in consultation with the index provider that this business segment can include banks and insurance companies along with non-bank lenders, broker-dealers, securities exchanges, investment advisers or similar companies. Disclosure in the index description has been updated under “Technology Revolution Trust II–Principal Investment Strategy”.

Comment 10. The comment noted that on page A-12 under “Technology Revolution Trust II–Principal Investment Strategy”, the first full sentence states that the Trust may invest in securities of foreign issuers, including companies in emerging markets. The comment requested that if the Trust’s portfolio will include significant investments in a particular country or region, that the country or region be identified and the specific risks of that country or region be disclosed under “Technology Revolution Trust II–Principal Risk Considerations”. The Sponsor has indicated that the Trust’s anticipated portfolio will not include any significant investments in a particular non-U.S. country or region. If the final portfolio includes significant investments in a particular country or region, risks associated with that country or region will be identified and the specific risks of that country or region be disclosed under “Technology Revolution Trust II–Principal Risk Considerations” in accordance with the staff’s comment.

Comment 11. On page A-12, the second full paragraph states that candidates of the Syntax North American Technology Revolution Index are identified using data showing that their issuing companies derive at least 50% of their revenues from one or more business segments, including blockchain (described as including companies that utilize blockchain technology for payment processing, recordkeeping and other applications). The staff requested an explanation of how a company that utilizes blockchain technology for the purposes identified in the first bullet would derive at least 50% of its revenues from blockchain technology and therefore be included in the Syntax North American Technology Revolution Index.

As noted in response to the staff’s response on comment 8, in discussions between the Sponsor and index provider in connection with this comment, the index provider made the determination that the blockchain segment should be renamed the “cryptocurrency & blockchain” segment along with corresponding clarifications to the underlying segment description. Additional corresponding changes have also been made to the blockchain risk disclosure under “Technology Revolution Trust II–Principal Risk Considerations” and “Risk Considerations–Risks Associated with Cryptocurrency and Blockchain; Cybersecurity; Internet of Things; Banking, Insurance, and Investment Technology; High-Performance Compute/Artificial Intelligence; Robotics; and 5G Technology and Services” to reflect applicable cryptocurrency risks.

Comment 12. The comment requested that comments 2 through 5 be applied to the same disclosure that is included on page A-13 under “Technology Revolution Trust II–Principal Investment Strategy” for the Technology Revolution Trust II. Those comments have been applied in accordance with the staff’s comment.

Comment 13. The comment noted that on page B-5, the fourth and fifth sentences repeat the sixth and seventh sentences and that one of these sentences be removed. The additional sentences have been removed in accordance with the staff’s comment.

Comment 14. The comment requested that we advise the staff whether we have submitted or expect to submit any exemptive applications or no-action requests in connection with this registration statement. No exemptive applications or no-action requests have been submitted in connection with this registration statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on May 4, 2023. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

        Chapman and Cutler LLP